STOCK BASED COMPENSATION (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Expected dividend yield	0.00%
Grant date fair value of options	$ 1.49	$ 1.84
Minimum [Member]
Share price at date of grant	$ 0.43
Options life in years	3 years
Risk free rate	3.74%
Expected volatility	106.00%
Grant date fair value of options	$ 0.28
Maximum [Member]
Share price at date of grant	$ 1.28
Options life in years	4 years
Risk free rate	4.65%
Expected volatility	133.00%
Grant date fair value of options	$ 1.02